Finance Income (Details) - Schedule of finance income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of finance income [Abstract]
Interest income from bank balances	R 6,083	R 4,358	R 2,592